INCOME TAX (Summary of Deferred Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Provision for vacation, recreation and bad debt	$ 350	$ 258
Provision for legal obligation, current	4,631	5,500
Provision for employee related obligations, non-current	1,193	1,147
Carry forward tax losses and foreign tax credit, non-current		3,600
Temporary differences, net, non-current	1,344	(1,360)
Gross deferred income taxes, non-current	7,518	9,145
Valuation allowance, non-current		(3,476)
Deferred income taxes, non-current	7,518	5,669
Deferred income taxes included in long-term investments and other assets	10,385	12,127
Deferred income taxes included in long-term liabilities	(2,867)	(6,458)
Total deferred income taxes	$ 7,518	$ 5,669